Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
SALES					$ 40,923	$ 40,569
COST OF SALES					176,126	27,387
GROSS PROFIT	$ 16,566		$ 49,694		(135,203)	13,182
OPERATING EXPENSES:
Compensation expense	54,943	37,308	222,177	717,198	755,993	319,587
Professional fees	331,419	415,409	1,273,894	757,620	1,276,562	431,015
Product development					62,550	63,465
Research and development	70,514		217,962		26,250
Insurance expense	29,014	13,578	79,735	17,560	30,191	26,565
Bad debt expense (recovery)	(30,000)	85,000	(83,500)	84,000	165,376	(13,500)
Selling, general and administrative expenses	24,618	7,598	141,353	33,764	120,842	87,013
Impairment Loss						29,440
Total operating expenses	480,508	558,893	1,851,621	1,610,142	2,437,764	943,585
OPERATING LOSS FROM CONTINUING OPERATIONS	(463,942)	(558,893)	(1,801,927)	(1,610,142)	(2,572,967)	(930,403)
OTHER INCOME (EXPENSE):
Interest income		2,818		8,788	11,543	12,196
Other income				3,000	3,000
Gain on forgiveness of PPP note payable			19,082
Interest expense	(483)	(393)	(2,872)	(268,996)	(269,043)	(62,739)
Interest expense - related party				(224)	(224)	(189)
Foreign exchange loss					(2,950)
Loss on debt extinguishment				(198,000)	(197,682)
Net realized gain on equity investments	6,655,120		6,655,120			138,032
Net unrealized gain on equity investments	300,876		369,626		(9,194)	(170,191)
Total other income (expense)	6,955,513	2,425	7,040,956	(455,432)	(464,550)	(82,891)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	6,491,571	(556,468)	5,239,029	(2,065,574)
Provision for income taxes	(19,133)		(19,133)
INCOME (LOSS) FROM CONTINUING OPERATIONS	6,472,438	(556,468)	5,219,896	(2,065,574)
DISCONTINUED OPERATIONS:
Gain from sale of assets of discontinued operations, net of tax	1,553		1,553
Loss from discontinued operations, net of tax	(88,872)	(77,327)	(229,022)	(182,129)
LOSS FROM DISCONTINUED OPERATIONS	(87,319)	(77,327)	(227,469)	(182,129)
NET INCOME (LOSS)	6,385,119	(633,795)	4,992,427	(2,247,703)	(3,037,517)	(1,013,294)
Deemed dividend			(1,403,997)	(69,000)	(69,000)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ 6,385,119	$ (633,795)	$ 3,588,430	$ (2,316,703)	$ (3,106,517)	$ (1,013,294)
NET INCOME (LOSS) PER COMMON SHARE:
Basic (in Dollars per share)	$ 0.06	$ (0.01)	$ 0.04	$ (0.04)
Diluted (in Dollars per share)	$ 0.06	$ (0.01)	$ 0.04	$ (0.04)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	98,636,970	84,416,681	93,594,877	59,512,252
Diluted (in Shares)	99,693,483	84,416,681	94,651,390	59,512,252
NET LOSS PER COMMON SHARE:
Basic and diluted (in Dollars per share)					$ (0.05)	$ (0.04)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)					65,954,691	23,468,522
LICENSE FEE REVENUES:	$ 18,025		$ 53,238
COST OF REVENUES	$ 1,459		$ 3,544